PLEDGE OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
PLEDGE OF ASSETS
Summary of pledged assets

	December 31, 2020	December 31, 2019
Property, plant and equipment (Note 7)	5,191,185	4,946,338
Right-of-use assets (Note 20)	1,232,491	373,048
Intangible assets (Note 6)	960	757,269
Notes receivable (Note 14)	1,499,260	667,190
Investments in associates (Note 9)	395,610	538,787

	8,319,506	7,282,632